LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt	$ 13,469
Less - current maturities	4,875	$ 6,635
Long-term loans from banks	8,385	12,046
Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	264	1,239
Less - current maturities	84	242
Long-term loans from banks	180	997
In NIS linked to CPI [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	264	306
In USD [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	0	737
In Other Currencies [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Long-term Debt	0	196
Less - current maturities	$ 0	$ 196